Jensen Quality Value Fund
Schedule of Investments
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 98.61%
Air Freight & Logistics — 3.39%
Expeditors International of Washington, Inc. .................. 62,300 $ 6,410,047
Auto Components — 2.83%
Gentex Corp. ......................................... 195,910 5,346,384
Building Products — 2.14%
Lennox International, Inc. ................................ 16,850 4,046,022
Capital Markets — 3.77%
FactSet Research Systems, Inc. ........................... 16,480 7,141,443
Commercial Services & Supplies — 4.16%
Copart, Inc. (a) ........................................ 65,760 7,868,184
Communications Equipment — 2.60%
F5, Inc. (a) ........................................... 31,300 4,915,978
Containers & Packaging — 3.84%
Crown Holdings, Inc. .................................... 80,300 7,274,377
Distributors — 5.13%
Genuine Parts Co. ...................................... 46,310 7,224,823
Pool Corp. ............................................ 7,320 2,482,871
9,707,694
Electronic Equipment, Instruments & Components — 2.10%
Amphenol Corp. - Class A ................................ 53,930 3,965,473
Food & Staples Retailing — 3.30%
Kroger Co. ........................................... 130,080 6,236,035
Food Products — 6.52%
Campbell Soup Co. ..................................... 67,350 3,393,093
General Mills, Inc. ...................................... 61,490 4,722,431
Kellogg Co. ........................................... 58,110 4,226,921
12,342,445
Health Care Equipment & Supplies — 2.12%
ResMed, Inc. ......................................... 18,240 4,011,341
Health Care Providers & Services — 7.34%
Encompass Health Corp. ................................ 133,000 6,459,810
Laboratory Corp. of America Holdings ....................... 33,040 7,442,920
13,902,730

Jensen Quality Value Fund
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 98.61% (Continued)
Household Products — 3.69%
Church & Dwight Co., Inc. ................................ 83,320 $ 6,974,717
IT Services — 6.83%
Broadridge Financial Solutions, Inc. ......................... 25,649 4,390,340
Genpact Ltd. .......................................... 106,380 4,997,732
Maximus, Inc. ......................................... 58,280 3,531,185
12,919,257
Leisure Products — 3.62%
Hasbro, Inc. .......................................... 86,900 6,849,458
Life Sciences Tools & Services — 1.88%
Charles River Laboratories International, Inc. (a) ............... 17,370 3,565,193
Machinery — 2.92%
Donaldson Co., Inc. ..................................... 44,880 2,304,588
Toro Co. ............................................. 38,750 3,213,538
5,518,126
Professional Services — 5.61%
Equifax, Inc. .......................................... 38,350 7,238,563
Verisk Analytics, Inc. .................................... 18,090 3,385,724
10,624,287
Real Estate Management & Development — 1.59%
CBRE Group, Inc. - Class A (a) ............................ 38,180 3,014,693
Road & Rail — 1.30%
Landstar System, Inc. ................................... 16,760 2,457,519
Semiconductors & Semiconductor Equipment — 4.00%
Microchip Technology, Inc. ................................ 116,100 7,575,525
Software — 5.90%
Cadence Design Systems, Inc. (a) .......................... 33,370 5,798,705
Manhattan Associates, Inc. (a) ............................ 37,950 5,360,817
11,159,522
Specialty Retail — 5.09%
Best Buy Co., Inc. ...................................... 88,690 6,269,496
Tractor Supply Co. ...................................... 5,770 1,068,316
Williams-Sonoma, Inc. .................................. 15,360 2,284,800
9,622,612
Textiles, Apparel & Luxury Goods — 4.88%
Carter's, Inc. .......................................... 41,640 3,075,114
Levi Strauss & Co. - Class A .............................. 365,150 6,167,384
9,242,498

Jensen Quality Value Fund
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
Common Stocks — 98.61% (Continued)
Trading Companies & Distributors — 2.06%
United Rentals, Inc. (a) .................................. 13,340 $ 3,895,814
Total Common Stocks (Cost $183,561,322) ............... 186,587,374
Money Market Funds — 1.25%
First American Treasury Obligations Fund - X Class, 2.143% (b) ... 2,366,772 2,366,772
Total Money Market Funds (Cost $2,366,772) ............. 2,366,772
Total Investments (Cost $185,928,094) — 99.86% 188,954,146
Other Assets in Excess of Liabilities — 0.14% ..............
266,261
Total Net Assets — 100.00% ............................. $ 189,220,407
Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b)
The rate shown represents the seven-day yield as of August 31, 2022.

Notes to Schedule of Investments
August 31, 2022 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of
Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained by the Trust’s Valuation Committee.

Notes to Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2022:
Jensen Quality Value Fund
Level 1 Level 2 Level 3 Total
Assets(1):
Equities:
Common Stock $ 186,587,374 $ – $ – $ 186,587,374
Total Equity Securities 186,587,374 – – 186,587,374
Money Market Funds 2,366,772 – – 2,366,772
Total Investments in Securities $ 188,954,146 $ – $ – $ 188,954,146
(1)
See the Schedule of Investments for industry classifications.